Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Balanced Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class A | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class A | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class A | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Advisor Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Advisor Class | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Advisor Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Advisor Class | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Advisor Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Advisor Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Advisor Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Advisor Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Advisor Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Advisor Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Advisor Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class C | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Class C | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class C | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Class C | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class C | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional 2 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional 2 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Institutional 2 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 2 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 2 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Institutional 3 Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Institutional 3 Class | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Institutional 3 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Balanced Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Balanced Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Balanced Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA09/16/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA09/16/2054 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Balanced Fund - Class R | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA09/16/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Uniform Mortgage-Backed Security TBA09/16/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Balanced Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Columbia Balanced Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Columbia Balanced Fund - Class R | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Balanced Fund - Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Balanced Fund - Class R | Asset-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Balanced Fund - Class R | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Balanced Fund - Class R | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Balanced Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%